Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000170095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund - Class I2
C000170094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund - Class I
Without Sales Load [Member] | C000170095
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	4.56%		4.27%
Without Sales Load [Member] | C000170094
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	4.36%	4.06%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%	1.73%		1.96%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%	1.73%	2.13%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.14%	2.12%		2.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%		1.54%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	1.90%		1.75%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	4.42%		4.68%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.14%	2.12%	2.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.77%
Bloomberg U.S. Treasury: 1-3 Years
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	1.90%	1.92%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	4.42%	4.58%